UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

	Grupo		Funds
	Aval’s managed		managed by
December 31, 2023	funds		other entities		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	3,680,026	Ps.	2,567,099	Ps.	6,247,125
Other account receivables		31,629		533		32,162
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		3,711,655		2,567,632		6,279,287
Grupo Aval’s maximum exposure (*)	Ps.	3,711,655	Ps.	2,567,632	Ps.	6,279,287

(*) Represent 2.08%, respectively of the Grupo Aval’s managed funds total assets.

	Grupo		Funds
	Aval’s managed		managed by
December 31, 2022	funds		other entities		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	4,427,288	Ps.	1,602,297	Ps.	6,029,585
Other account receivables		29,862		—		29,862
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		4,457,150		1,602,297		6,059,447
Grupo Aval’s maximum exposure (*)	Ps.	4,457,150	Ps.	1,602,297	Ps.	6,059,447

(*) Represent 2.05%, respectively of the Grupo Aval’s managed funds total assets.